Velocity Commercial Capital Loan Trust 2021-2 ABS-15G

Exhibit 99.07

LOANUID	Edgar ID	LOANID2	SLOANID	First Payment Date	Data Cutoff Date	Pay History Scope	Pay History Summary (MBA)	Months of Data Missing During Lookback	Delinquency During Lookback
	1000000			XX/XX/XXXX	06/30/2021	12	0002101NNNNN	0	3